Fair Value Measurements (Tables) - Rigetti Computing, Inc [Member]	3 Months Ended
Mar. 31, 2022
Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis
The fair value measurements of financial assets and liabilities that are measured at fair value at March 31, 2022 are as follows:

	Fair Value Hierarchy
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Forward Warrant Agreement	$—	$—	$2,740

Total Assets	$—	$—	$2,740

Liabilities:
Derivative warrant liability - Trinity Warrants	$—	$—	$6,203
Derivative warrant liability-Private Placement Warrants	—	—	6,586
Derivative warrant liability-Public Warrants	11,212	—	—
Earn-out Liability	—	—	16,949

Total Liabilities	$11,212	$—	$29,738

Change in Fair Value of Derivative Liabilities
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of March 31, 2022 and December 31, 2021 are as follows:

	Derivative warrant liability - Trinity Warrants	Derivative warrant liability-Private Placement Warrants	Derivative warrant liability- Public Warrants	Forward Warrant Agreement	Earn-out Liability
Balance - December 31, 2021	$4,355	$—	$—	$230	$—

Initial measurement on March 2, 2022 upon Business Combination (Note 3)		9,167	16,301		26,583
Change in fair values	1,848	(2,581)	(5,089)	(2,970)	(9,634)

Balance - March 31, 2022	$6,203	6,586	$11,212	$(2,740)	$16,949